FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:                  12/31/2005

Is this a transition report?                    N

Is this an amendment to a previous filing?      N

 1. A. Registrant name:                         PLI Funds Investment Plans
    B. File Number:                             811-00769
    C. Telephone Number:                        713-260-9000

 2. A. Street:                                  5847 San Felipe, Suite 4100
    B. City:                                    Houston
    C. State:                                   Texas
    D. Zip:                                     77057

 3. Is this the first filing on this form by registrant?           Y/N     N

 4. Is this the last filing on this form by registrant?            Y/N     N

 5. Is Registrant a small business investment company (SBIC)?      Y/N     Y

 6. Is Registrant a unit investment trust (UIT)?                   Y/N     Y

 7. A. Is registrant a series or multiple portfolio company?       Y/N     N

    B. How many separate series or portfolios did Registrant
       have at the end of the period?                                     N/A

List opposite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                           Total Income
                                         Number of               Total Assets              Distributions
                                     Series Investing          ($000's Omitted)          ($000's Omitted)
                                     ----------------          ----------------          ----------------
127  Investment company
     equity securities                       1                      4,935                      673.10

131. Total expenses incurred by
     all series of Registrant during
     the current reporting period
     (000's omitted)                                                                          $ 87.79

Growth Summary

Net Assets as of 12/31/05                                 $42,196,869.96
Cap Gains Distribution on 12/28/05:                       $ 5,179,435.00
Expenses Charged FY '05:                                  $   750,732.30

                                                Shares Outstanding as of                   Income Distribution
                                                       12/28/05              Percentage           (000's)
Midwest Investor Plan:                                       143,480.330          4.48%             $   232.08
PLI Investor Plan:                                           416,128.740         13.00%             $   673.10
Capstone Growth:                                           2,642,438.074         82.52%             $ 4,274.25
==============================================================================================================
Total:                                                     3,202,047.144        100.00%             $ 5,179.44

                                                Shares Outstanding as of
                                                       12/31/05:             Percentage    Net Assets (000's)
Midwest Investor Plan:                                       143,328.798          4.01%             $ 1,690.57
PLI Investor Plan:                                           418,367.364         11.69%             $ 4,934.65
Capstone Growth:                                           3,015,819.084         84.30%             $35,571.65
==============================================================================================================
Total:                                                     3,577,515.246        100.00%             $42,196.87

                                                Shares Outstanding as of
                                                       12/31/05:             Percentage    Expenses (000's)
Midwest Investor Plan:                                       143,328.798          4.01%             $    30.08
PLI Investor Plan:                                           418,367.364         11.69%             $    87.79
Capstone Growth:                                           3,015,819.084         84.30%             $   632.86
==============================================================================================================
Total:                                                     3,577,515.246        100.00%             $   750.73